Short-Term Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Short-Term Investments [Abstract]
Impairment charges	$ 2.9
Bond investments	2.3	$ 1.8
Fair value of bond investments	$ 15.2	$ 11.2